Investment Objectives and Goals - InfraCap MLP ETF	Sep. 03, 2025
Prospectus [Line Items]
Risk/Return [Heading]	RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

InfraCap MLP ETF (the “Fund”) seeks total return primarily through investments in equity securities of publicly traded master limited partnerships and limited liability companies taxed as partnerships (“MLPs”).